Share Capital	12 Months Ended
Dec. 31, 2018
Share Capital [Abstract]
Share Capital

14	Share capital

	31/12/2017	31/12/2018
Authorized
Ordinary shares	200,000,000	200,000,000

	Note	No. of shares	US$’000
At Reebonz Limited:
At 1 January 2017		10,564,037	12,876
Issuance of new ordinary shares		202,572	1,605
At 31 December 2017		10,766,609	14,481

At Reebonz Holding Limited:
At inception		1	n.m.*
Conversion of 10,766,609 Reebonz Limited ordinary shares at ratio 0.56 to the legal acquirer, Reebonz Holding Limited		6,029,033	14,481
Changes in equity due to business combination
Convertible preference shares	i)	11,289,261	57,914
a) Convertible loan	ii)	178,726	917
b) Ordinary shares issued on recapitalization with DOTA	iii)	1,796,959	9,218
c) Backstop shares	iii)	1,847,780	—
At 31 December 2018		21,141,760	82,530

*	not meaningful

On 21 February 2017, 139,292 ordinary shares were issued at US$7.92 (S$11.30) per share.

On 2 March 2017, 63,280 ordinary shares were issued at US$7.92 (S$11.30) per share.

The movement in share capital of Reebonz Holding Limited during the year is as follows:

i)	On 19 December 2018, Reebonz Limited’s Series A, B, C and D Preference Shareholders swapped their Series A, B, C and D Preference Shares into Preference Shares of the Company on a 1:1 basis which in turn, immediately converted into ordinary shares of the Company at an agreed conversion rate of 0.56 ordinary shares for every Preference Share held.

ii)	On 19 December 2018, Reebonz Limited’s Convertible Loan was swapped into a Convertible Loan with the Company which in turn, was immediately converted into 178,726 ordinary shares of the Company at an issue price of US$10.27. The holder of the Convertible Loan also received 74,469 bonus Warrants (See Note 15 (c)(iv)) of the Company.

iii)	As part of the business combination with DOTA on 19 December 2018;

a)	Holders of DOTA Class F Shares cancelled 718,750 Class F Shares of DOTA, which represented 50% of Class F Shares issued. The remaining un-cancelled F Common stockholders swapped their common stocks into ordinary shares of the Company at an agreed basis of 1:1.

b)	Out of 6,137,500 DOTA Class A shares, 1,476,436 were purchased by two investors (the “Backstop Investors”) who entered into separate backstop agreements (the “Backstop Agreements”) on 13 December 2018 and 14 December 2018 with DOTA and Reebonz Limited. Pursuant to the Backstop Agreements, the investors acquired a total of 1,476,436 Class A Shares of DOTA (i.e. “Backstop Shares”) for US$15 million. Refer to Note 38. Via approval of the Board of Directors, the Backstop Investors also received an additional 371,344 ordinary shares and 74,469 warrants of Reebonz Holding Limited.

c)	4,273,564 shares of DOTA’s Class A shares were redeemed at an issue price of US$10.29 per share, for a total redemption amount of U$43,962,000. The remaining 387,500 Class A shares were swapped into ordinary shares of the Company at an agreed basis of 1:1.

d)	DOTA’s 602,250 unit purchase options rights were exchanged for 602,250 ordinary shares of the Company.

e)	DOTA’s promissory note was swapped and immediately converted into 88,459 ordinary shares of Reebonz Holding Limited.

The holders of ordinary shares are entitled to receive dividends as and when declared by the Company. All ordinary shares carry one vote per share without restriction. The ordinary shares have no par value.

Capital management

For the purpose of the Group’s capital management, capital includes issued capital, warrants and all other equity reserves attributable to the equity holders of the parent. The primary objective of the Group’s capital management is to maximize the shareholder value.

The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of the financial covenants. In order to fund its growth and working capital requirements, the Group issued ordinary shares and preference shares. These preference shares include clauses that provide the holders with significant benefits including liquidation preference and conversion options. To maintain or adjust the capital structure, the Group may issue new shares for new capital injection.

No changes were made in the objectives, policies or processes during the years ended 31 December 2018 and 2017.